Segmented Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Segmented Financial Information [abstract]
Schedule of Reportable Segments

Financial information by reportable segment for the years ended December 31, 2018 and 2017 was as follows:

	OnSite	Power	Corporate
Year ended December 31, 2018	Generation	Systems	and Other	Total
Revenue transferred at a point in time	$17,463	$12,152	$–	$29,615
Revenue transferred over time	845	3,436	–	4,281
Revenues from external customers	18,308	15,588	–	33,896
Gross profit	2,648	6,077	–	8,725
Selling, general and administrative expenses	2,959	4,276	4,378	11,613
Research and product development expenses	2,927	4,495	64	7,486
Segment loss	(3,238)	(2,694)	(4,442)	(10,374)
Loss in joint venture	–	–	(1,637)	(1,637)
Interest expense, net	–	–	(1,469)	(1,469)
Foreign currency gains, net	–	–	144	144
Other finance gains, net	–	–	297	297
Loss before income taxes	$(3,238)	$(2,694)	$(7,107)	(13,039)

	OnSite	Power	Corporate
Year ended December 31, 2017	Generation	Systems	and Other	Total
Revenue transferred at a point in time	$24,385	$19,393	$–	$43,778
Revenue transferred over time	883	3,454		4,337
Revenues from external customers	25,268	22,847	–	48,115
Gross profit	3,663	8,015	–	11,678
Selling, general and administrative expenses	3,381	4,321	5,924	13,626
Research and product development expenses	1,275	4,996	105	6,376
Segment loss	(993)	(1,302)	(6,029)	(8,324)
Loss in joint venture	–	–	(334)	(334)
Interest expense, net	–	–	(1,812)	(1,812)
Foreign currency gains, net	–	–	635	635
Other finance losses, net	–	–	(931)	(931)
Loss before income taxes	$(993)	$(1,302)	$(8,471)	(10,766)

Revenue, cost of sales and selling, general and administrative expenses for the comparative year have been restated to reflect the retrospective application of IFRS 15 adopted effective January 1, 2018. See Note 5.

Balance sheet information by reportable segment at December 31, 2018 and 2017 was as follows:

	OnSite	Power	Corporate
At December 31, 2018	Generation	Systems	and Other	Total
Cash and cash equivalents and restricted cash	$5,343	$162	$3,232	$8,737
Trade and other receivables	1,949	4,779	–	6,728
Contract assets (current and non-current)	1,678	4,545	–	6,223
Inventories	6,324	10,850	–	17,174
Prepaid expenses	368	1,353	239	1,960
Investment in joint ventures	–	–	1,644	1,644
Property, plant and equipment	272	2,595	–	2,867
Goodwill and intangibles	4,427	10	154	4,591
Total Assets	$20,361	$24,294	$5,269	$49,924
Current liabilities	$12,039	$15,408	$3,346	$30,793
Non-current liabilities	1,180	3,575	3,415	8,170
Total Liabilities	$13,219	$18,983	$6,761	$38,963

	OnSite	Power	Corporate
At December 31, 2017	Generation	Systems	and Other	Total
Cash and cash equivalents and restricted cash	$6,836	$1,160	$14,418	$22,414
Trade and other receivables	4,936	3,800	–	8,736
Contract assets (current and non-current)	676	6,547	–	7,223
Inventories	8,045	7,003	–	15,048
Prepaid expenses	270	928	176	1,374
Investment in joint venture	–	–	2,797	2,797
Property, plant and equipment	329	3,545	–	3,874
Goodwill and intangibles	4,659	6	84	4,749
Total Assets	$25,751	$22,989	$17,475	$66,215
Current liabilities	$11,400	$14,538	$4,356	$30,294
Non-current liabilities	1,138	4,737	5,873	11,748
Total Liabilities	$12,538	$19,275	$10,229	$42,042

Schedule of Property, Plant and Equipment by Country

Year ended December 31,	2018	2017
Canada	$2,497	$3,371
Belgium	272	329
Germany	98	174
Total	$2,867	$3,874

Schedule of Revenue From Customers

Revenue from external customers by region was as follows:

Year ended December 31,	2018	2017
		Restated (Note 5)
Asia	$12,514	$24,120
European Union	10,891	16,917
North America	3,400	1,514
Eastern Europe	2,896	2,697
South and Central America	2,698	350
Africa	616	1,145
Middle East	456	1,037
Oceania and Caribbean	425	335
Total	$33,896	$48,115

Revenue by product type was as follows:

Year ended December 31,	2018	2017
		Restated (Note 5)
Sale of equipment	$24,295	$40,601
Spare parts and maintenance	6,267	5,662
Product development services	2,063	581
Exclusivity fees	1,271	1,271
Total revenues by product type	$33,896	$48,115

Revenue by market application was as follows:

Year ended December 31,	2018	2017
		Restated (Note 5)
Heavy duty motive	$13,855	$21,955
Back-up power	1,082	–
Technology solutions	1,397	850
Power to gas energy storage	1,086	8,069
Industrial hydrogen	14,259	16,578
Fueling stations	2,217	663
Total revenues by market application	$33,896	$48,115

Revenue for the largest customers as a percentage of the total revenue was as follows:

Year ended December 31,	2018	2017
First largest (Power segment)	13%	21%
Second largest (Power segment)	9%	10%
Third largest (Power segment)	5%	8%
Fourth largest (OnSite Generation segment)	5%	7%
All other customers	68%	54%
Total	100%	100%